Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Selected information by segment

	December 31, 2018
	Reported segments						Reconciliation			Consolidated
	Raízen Energia	Raízen Combustíveis		Comgás	Moove	Logistic	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina
Statement of profit or loss:
Gross sales	21,296,564	85,793,511	4,497,337	8,695,208	4,381,188	6,988,737	9,273	(111,587,412)	(40,128)	20,034,278
Domestic market(i)	16,271,074	83,350,683	4,497,337	8,695,208	4,242,819	6,689,177	9,273	(104,119,094)	(40,128)	19,596,349
External market(i)	5,025,490	2,442,828	—	—	138,369	299,560	—	(7,468,318)	—	437,929
Net sales	19,798,546	81,960,154	3,243,937	6,840,011	3,449,949	6,584,936	9,165	(105,002,637)	(40,128)	16,843,933
Cost of sales	(18,136,443)	(78,223,747)	(3,074,701)	(4,901,715)	(2,781,084)	(4,465,634)	(11,612)	99,434,891	40,128	(12,119,917)
Gross profit	1,662,103	3,736,407	169,236	1,938,297	668,865	2,119,302	(2,448)	(5,567,746)	—	4,724,016
Selling expenses	(768,831)	(1,378,292)	(128,443)	(613,046)	(393,317)	(12,872)	(4,250)	2,275,566	—	(1,023,485)
General and administrative expenses	(664,690)	(479,848)	(46,400)	(367,670)	(132,336)	(301,698)	(180,130)	1,190,938	—	(981,834)
Other income (expenses), net	570,343	455,250	11,566	763,609	2,391	(65,302)	37,453	(1,037,159)	—	738,151
Equity in earnings of associates	—	(9,953)	—	—	(349)	10,179	2,125,688	9,953	(2,084,045)	51,473
Equity in earnings of joint ventures	22,139	1	—	—	—	—	946,282	(22,140)	—	946,282
Finance results	(318,335)	(445,909)	(7,692)	78,773	(27,279)	(1,208,819)	(453,611)	771,936	—	(1,610,936)
Finance expense	(968,066)	(460,734)	(12,818)	(504,071)	(35,157)	(1,518,156)	(798,507)	1,441,618	6,663	(2,849,228)
Finance Income	583,546	206,718	5,686	581,181	9,928	224,531	223,748	(795,950)	(6,663)	1,032,725
Foreign exchange losses, net	(90,780)	(763,008)	(560)	(93,780)	(26,875)	(668,063)	(766,497)	854,348	—	(1,555,215)
Derivatives	156,965	571,115	—	95,443	24,825	752,869	887,645	(728,080)	—	1,760,782
Income tax (expense)benefit	9,007	(443,136)	(8,221)	(540,995)	(49,439)	(268,440)	98,387	442,350	—	(760,487)

Profit (loss) from continuing operations	511,736	1,434,520	(9,954)	1,258,968	68,536	272,350	2,567,371	(1,936,302)	(2,084,045)	2,083,180

Net income attributable to:
Owners of the Parent	507,580	1,386,362	(9,953)	1,008,191	67,880	54,114	2,562,278	(1,883,989)	(2,717,015)	975,448
Non-controlling interests	4,156	48,158	—	250,777	656	218,236	5,093	(52,314)	632,970	1,107,732

	511,736	1,434,520	(9,953)	1,258,968	68,536	272,350	2,567,371	(1,936,303)	(2,084,045)	2,083,180
Other select data:
Depreciation and amortization	2,147,455	191,114	76,140	464,517	91,972	1,491,306	13,549	(2,414,709)	—	2,061,344
EBITDA	2,968,519	2,514,679	82,099	2,185,707	237,226	3,240,915	2,936,144	(5,565,297)	(2,084,045)	6,515,947
Additions to PP&E, intangible and biological assets	2,573,428	258,066	136,725	531,739	47,346	1,996,746	52,410	(2,968,219)	—	2,628,241
Reconciliation of EBITDA:
Profit (loss) for the year	511,736	1,434,520	(9,954)	1,258,968	68,536	272,350	2,567,371	(1,936,302)	(2,084,045)	2,083,180
Income tax and social contribution	(9,007)	443,136	8,221	540,995	49,439	268,440	(98,387)	(442,350)	—	760,487
Finance results, net	318,335	445,909	7,692	(78,773)	27,279	1,208,819	453,611	(771,936)	—	1,610,936
Depreciation and amortization	2,147,455	191,114	76,140	464,517	91,972	1,491,306	13,549	(2,414,709)	—	2,061,344

EBITDA	2,968,519	2,514,679	82,099	2,185,707	237,226	3,240,915	2,936,144	(5,565,297)	(2,084,045)	6,515,947

(i)	Domestic markets: sales within the countries where each entity is located; external markets: sales export.

	December 31, 2017
	Reported segments					Reconciliation
	Raízen Energia	Raízen Combustíveis	Comgás	Moove	Logistic	Cosan Corporate	Deconsolidated effects	Segment eliminations	Consolidated
Statement of profit or loss:
Gross sales	14,060,676	75,681,280	7,097,156	2,787,145	6,332,656	4,285	(89,741,956)	(34,706)	16,186,536
Domestic market	7,903,059	74,080,815	7,097,156	2,730,321	6,062,622	4,285	(81,983,874)	(34,706)	15,859,678
External market	6,157,617	1,600,465	—	56,824	270,034	—	(7,758,082)	—	326,858
Net sales	13,152,678	72,789,148	5,537,857	—	5,946,349	3,441	(85,941,826)	(34,706)	13,582,463
Cost of sales	(10,907,652)	(68,875,292)	(3,492,375)	(1,545,657)	(4,220,988)	(7,896)	79,782,944	34,706	(9,232,210)
Gross profit	2,245,026	3,913,856	2,045,482	583,865	1,725,361	(4,455)	(6,158,882)	—	4,350,253
Selling expenses	(803,157)	(1,345,847)	(652,901)	(386,705)	(28,846)	(211)	2,149,004	—	(1,068,663)
General and administrative expenses	(618,064)	(455,743)	(344,990)	(94,002)	(285,409)	(210,889)	1,073,807	—	(935,290)
Other income (expense), net	(107,953)	312,187	(26,422)	(3,679)	(3,304)	911,004	(204,234)	—	877,599
Finance results	129	(359,767)	(225,541)	(54,370)	(1,665,842)	(805,746)	359,638	—	(2,751,499)
Finance expense	(905,213)	(251,038)	(623,924)	(46,250)	(1,900,092)	(1,134,580)	1,156,251	331	(3,704,515)
Finance income	681,362	134,904	398,758	17,805	261,661	192,845	(816,266)	(331)	870,738
Foreign exchange losses, net	(54,866)	(105,513)	(11,501)	(7,478)	(127,508)	(53,290)	160,379	—	(199,777)
Derivatives	278,846	(138,120)	11,126	(18,447)	100,097	189,279	(140,726)	—	282,055
Interest in earnings of associates	(54,544)	—	—	(7,665)	4,243	1,112,654	54,544	(1,092,070)	17,162
Interest in earnings of joint ventures	—	—	—	—	—	985,090	—	—	985,090
Income tax expense benefit	(78,937)	(615,806)	(235,972)	(20,141)	(10,215)	(162,027)	694,743	—	(428,355)

Profit (loss) from continuing operations	582,500	1,448,880	559,656	17,303	(264,012)	1,825,420	(2,031,380)	(1,092,070)	1,046,297
Total net income attributable to:
Owners of the Company	582,500	1,389,260	364,455	17,303	(79,515)	1,818,468	(1,971,760)	(1,569,690)	551,021
Non-controlling interests	—	59,620	195,201	—	(184,497)	6,952	(59,620)	477,620	495,276

	582,500	1,448,880	559,656	17,303	(264,012)	1,825,420	(2,031,380)	(1,092,070)	1,046,297
Other selected data:
Depreciation and amortization	2,131,088	635,920	496,755	82,898	1,341,687	17,053	(2,767,008)	—	1,938,393
EBITDA	2,792,396	3,060,373	1,517,924	174,712	2,753,732	2,810,246	(5,852,769)	(1,092,070)	6,164,544
Additions to PP&E, intangible and biological assets	2,226,162	853,975	352,958	48,612	2,045,390	10,498	(3,080,137)	—	2,457,458
Reconciliation of EBITDA:
Profit (loss) for the year	582,500	1,448,880	559,656	17,303	(264,012)	1,825,420	(2,031,380)	(1,092,070)	1,046,297
Income tax and social contribution	78,937	615,806	235,972	20,141	10,215	162,027	(694,743)	—	428,355
Finance result, net	(129)	359,767	225,541	54,370	1,665,842	805,746	(359,638)	—	2,751,499
Depreciation and amortization	2,131,088	635,920	496,755	82,898	1,341,687	17,053	(2,767,008)	—	1,938,393

EBITDA	2,792,396	3,060,373	1,517,924	174,712	2,753,732	2,810,246	(5,852,769)	(1,092,070)	6,164,544

	December 31, 2016
	Reported segments						Reconciliation
	Raízen Energia	Raízen Combustíveis	Comgás	Radar	Moove	Logistic	Cosan Corporate	Deconsolidated effects	Segment eliminations	Consolidated
Statement of profit or loss:
Goss sales	13,887,406	70,729,562	7,022,449	—	2,530,479	5,496,948	1,176	(84,616,968)	(38,209)	15,012,843
Domestic market	6,859,999	70,729,562	7,022,449	—	2,486,156	5,254,363	1,176	(77,589,561)	(38,209)	14,725,935
External market	7,027,407	—	—	—	44,323	242,585	—	(7,027,407)	—	286,908
Net sales	13,133,737	68,143,047	5,657,246	—	1,883,674	5,014,555	873	(81,276,784)	(38,209)	12,518,139
Cost of sales	(9,967,530)	(64,445,939)	(3,174,134)	—	(1,398,751)	(3,769,147)	(13,667)	74,413,469	38,209	(8,317,490)
Gross profit	3,166,207	3,697,108	2,483,112	—	484,923	1,245,408	(12,794)	(6,863,315)	—	4,200,649
Selling expenses	(732,680)	(1,303,338)	(670,557)	—	(362,045)	(4,649)	(291)	2,036,018	—	(1,037,542)
General and administrative expenses	(567,400)	(447,762)	(332,349)	—	(72,567)	(342,961)	(252,857)	1,015,162	—	(1,000,734)
Other income (expense), net	(15,249)	844,257	(26,437)	—	7,523	(539)	(96,849)	(829,008)	—	(116,302)
Finance results	531,049	(584,487)	(263,169)	—	(77,301)	(1,673,482)	(1,147,709)	53,438	105,885	(3,055,776)
Finance expense	(918,912)	(273,874)	(730,422)	—	(49,102)	(1,951,393)	(1,048,324)	1,192,786	105,885	(3,673,356)
Finance income	653,670	233,453	466,646	—	4,928	302,371	328,973	(887,123)	—	1,102,918
Foreign exchange losses, net	(57,951)	750,939	223,943	—	47,288	76,082	649,796	(692,988)	—	997,109
Derivatives	854,242	(1,295,005)	(223,336)	—	(80,415)	(100,542)	(1,078,154)	440,763	—	(1,482,447)
Interest in earnings of associates	(68,641)	(310)	—	—	(9,755)	8,381	1,066,818	68,951	(1,069,884)	(4,440)
Interest in earnings of joint ventures	—	—	—	—	—	—	1,570,132	—	—	1,570,132
Income tax expense benefit	(658,860)	(673,099)	(369,966)	—	(553)	34,513	310,305	1,331,959	(36,001)	(61,702)

Profit (loss) from continuing operations	1,654,426	1,532,369	820,634	—	(29,775)	(733,329)	1,436,755	(3,186,795)	(1,000,000)	494,285
Profit from discontinued operation, net of tax	—	—	—	69,261	—	—	(123,386)	—	18,863	(35,262)
Total net income attributable to:
Owners of the Company	1,654,338	1,476,244	514,228	21,664	(29,775)	(206,694)	1,313,369	(3,130,582)	(1,334,988)	277,804
Non-controlling interests	88	56,125	306,406	47,597	—	(526,635)	—	(56,213)	353,851	181,219

	1,654,426	1,532,369	820,634	69,261	(29,775)	(733,329)	1,313,369	(3,186,795)	(981,137)	459,023
Other selected data:
Depreciation and amortization	2,192,019	624,395	510,957	—	88,350	1,120,019	16,007	(2,816,414)	—	1,735,333
EBITDA	3,974,256	3,414,350	1,964,726	—	136,429	2,025,659	2,290,166	(7,388,606)	(1,069,884)	5,347,096
Additions to PP&E, intangible and biological assets	2,001,509	797,009	438,366	—	41,557	1,699,226	11,356	(2,798,518)	—	2,190,505
Reconciliation of EBITDA:
Profit (loss) for the year	1,654,426	1,532,369	820,634	—	(29,775)	(733,329)	1,436,755	(3,186,795)	(1,000,000)	494,285
Income tax and social contribution	658,860	673,099	369,966	—	553	(34,513)	(310,305)	(1,331,959)	36,001	61,702
Finance result, net	(531,049)	584,487	263,169	—	77,301	1,673,482	1,147,709	(53,438)	(105,885)	3,055,776
Depreciation and amortization	2,192,019	624,395	510,957	—	88,350	1,120,019	16,007	(2,816,414)	—	1,735,333

EBITDA	3,974,256	3,414,350	1,964,726	—	136,429	2,025,659	2,290,166	(7,388,606)	(1,069,884)	5,347,096

	December 31, 2018
	Reported segments						Reconciliation			Consolidated
	Raízen Energia	Raízen Combustíveis		Comgás	Moove	Logistic	Cosan Corporate	Deconsolidated effects	Segment elimination
		Brazil	Argentina
Statement of financial position:
Cash and cash equivalents	2,437,571	864,105	490,960	602,618	206,702	143,710	2,668,768	(3,792,636)	—	3,621,798
Marketable securities	—	—	—	1,124,723	13,033	2,843,435	221,644	—	—	4,202,835
Trade receivables	1,061,297	2,747,503	372,202	695,147	446,645	438,062	8,338	(4,181,002)	—	1,588,192
Derivative financial instruments	1,956,616	639,976	—	368,928	29,976	892,461	1,257,492	(2,596,592)	—	2,548,857
Inventories	3,618,573	2,078,003	1,284,087	65,259	385,901	263,386	1,744	(6,980,663)	—	716,290
Other financial assets	516,519	—	—	—	—	—	—	(516,519)	—	—
Other current assets	3,203,838	3,045,745	1,122,633	641,042	161,076	413,267	1,016,569	(7,372,216)	(540,745)	1,691,209
Other non-current assets	4,141,547	3,508,485	66,117	282,572	750,088	2,693,158	1,536,566	(7,716,149)	(1,117,633)	4,144,751
Investments in associates	—	(266)	266	—	13,799	44,001	13,111,569	—	(12,790,850)	378,519
Investments in joint ventures	567,785	266	—	—	—	—	8,077,907	(568,051)	—	8,077,907
Biological assets	740,473	—	—	—	—	—	—	(740,739)	—	—
Property, plant and equipment	10,912,819	2,292,355	3,182,272	—	321,746	11,916,818	179,258	(16,387,446)	—	12,417,822
Intangible assets and goodwill	3,626,819	2,513,923	8,591	8,279,593	1,191,627	7,493,882	7,434	(6,149,333)	—	16,972,536
Loans, borrowings and debentures	(12,702,418)	(4,665,127)	(971,268)	(3,651,545)	(759,169)	(10,594,381)	(7,569,218)	18,338,813	—	(22,574,313)
Derivative financial instruments	(1,223,260)	(31,469)	—	—	(3,880)	—	(21,834)	1,254,729	—	(25,714)
Trade payables	(3,090,299)	(1,603,481)	(1,003,917)	(1,012,895)	(452,300)	(451,637)	(7,088)	5,697,697	—	(1,923,920)
Employee benefits payable	(343,670)	(73,481)	(36,829)	(63,520)	(37,850)	(207,397)	(31,201)	453,980	—	(339,968)
Preferred shareholders payable in subsidiaries	—	—	—	—	—	—	(1,097,490)	—	—	(1,097,490)
Lease	—	—	—	—	—	(553,350)	—	—	—	(553,350)
Other current liabilities	(2,448,741)	(4,520,490)	(624,633)	(159,060)	(499,759)	(770,695)	(849,832)	7,593,864	542,092	(1,737,254)
Other non-current liabilities	(1,305,251)	(5,028,754)	(834,456)	(2,009,997)	(794,110)	(6,263,836)	(2,187,599)	7,168,461	1,116,191	(10,139,351)

Total assets (net of liabilities) allocated by segment	11,670,218	1,767,293	3,056,025	5,162,865	973,525	8,300,884	16,323,027	(16,493,536)	(12,790,945)	17,969,356

Total assets	32,783,857	17,690,095	6,527,128	12,059,882	3,520,593	27,142,180	28,087,289	(57,001,080)	(14,449,228)	56,360,716

Equity attributable to owners of the Company	11,632,885	1,533,603	3,056,025	4,175,508	966,465	1,661,512	16,322,616	(16,222,513)	(16,511,698)	6,614,403
Non-controlling interests	37,333	233,690	—	987,357	7,060	6,639,372	411	(271,023)	3,720,753	11,354,953

Total shareholders’ equity	11,670,218	1,767,293	3,056,025	5,162,865	973,525	8,300,884	16,323,027	(16,493,536)	(12,790,945)	17,969,356

	December 31, 2017
	Reported segments					Reconciliation
Statement of financial position:	Raízen Energia	Raízen Combustíveis	Comgás	Moove	Logistic	Cosan Corporate	Deconsolidated effects	Segment elimination	Consolidated
Cash and cash equivalents	2,069,357	1,221,890	1,727,521	192,115	179,909	2,455,632	(3,291,247)	—	4,555,177
Marketable securities	—	—	509,544	5,439	3,153,160	185,200	—	—	3,853,343
Trade receivables	688,235	2,679,114	640,682	310,006	371,718	14	(3,367,349)	—	1,322,420
Derivative financial instruments	453,775	88,496	458,476	2,581	110,107	591,049	(542,271)	—	1,162,213
Inventories	2,804,223	2,416,833	76,548	301,850	282,291	2,372	(5,221,056)	—	663,061
Other financial assets	476,181	—	—	—	—	1,340,000	(476,181)	—	1,340,000
Other current assets	2,114,733	1,406,945	155,815	98,419	438,369	900,345	(3,521,678)	(566,122)	1,026,826
Other non-current assets	3,373,565	1,335,986	356,962	70,055	2,770,618	1,100,740	(4,709,551)	(1,230)	4,297,145
Investments in associates	348,523	—	—	12,113	41,930	11,862,366	(348,523)	(11,615,067)	301,342
Investments in joint ventures	—	—	—	—	—	8,447,799	—	—	8,447,799
Biological assets	880,668	—	—	—	—	—	(880,668)	—	—
Property, plant and equipment	10,753,205	2,329,858	—	270,229	11,266,278	145,068	(13,083,063)	—	11,681,575
Intangible assets and goodwill	3,669,903	4,600,777	8,471,087	873,924	7,622,969	5,630	(8,270,680)	—	16,973,610
Loans, borrowings and debentures	(10,853,768)	(2,741,312)	(4,212,504)	(589,292)	(9,670,946)	(7,216,204)	13,595,080	—	(21,688,946)
Derivative financial instruments	(250,033)	(218,888)	—	(8,293)	—	(106,792)	468,921	—	(115,085)
Trade payables	(1,341,867)	(2,124,538)	(1,444,835)	(353,474)	(628,597)	(7,089)	3,466,405	—	(2,433,995)
Real estate credit certificates	—	—	—	—	(86,745)	—	—	—	(86,745)
Employee benefits payable	(356,155)	(94,158)	(59,059)	(34,125)	(166,864)	(31,032)	450,313	—	(291,080)
Preferred shareholders payable in subsidiaries	—	—	—	—	—	(1,442,679)	—	—	(1,442,679)
Lease	—	—	—	—	(944,138)	—	—	—	(944,138)
Other current liabilities	(1,412,872)	(1,387,037)	(358,430)	(237,302)	(778,049)	(1,237,815)	2,799,909	567,352	(2,044,244)
Other non-current liabilities	(1,345,322)	(4,392,359)	(1,782,718)	(212,710)	(5,938,422)	(1,663,907)	5,737,681	79,571	(9,518,186)

Total assets (net of liabilities) allocated by segment	12,072,351	5,121,607	4,539,089	701,535	8,023,588	15,330,697	(17,193,958)	(11,535,496)	17,059,413

Total assets	27,632,368	16,079,899	12,396,635	2,136,731	26,237,349	27,036,215	(43,712,267)	(12,182,419)	55,624,511

Equity attributable to owners of the Company	12,073,314	4,888,966	3,688,494	701,535	2,211,005	15,330,321	(16,962,280)	(15,892,598)	6,038,757
Non-controlling interests	(963)	232,641	850,595	—	5,812,583	376	(231,678)	4,357,102	11,020,656

Total shareholders’ equity	12,072,351	5,121,607	4,539,089	701,535	8,023,588	15,330,697	(17,193,958)	(11,535,496)	17,059,413

Summary of Net Sales by Segment
4.1	Net sales by segment

	December 31, 2018	December 31, 2017	December 31, 2016
Reported segment
Raízen Energia
Ethanol	8,569,437	6,550,652	6,480,409
Sugar	3,670,749	5,377,351	5,794,771
Diesel	3,314,377	—	—
Cogeneration	2,836,658	884,300	520,468
Gas	758,572	—	—
Other	648,753	340,375	338,089

	19,798,546	13,152,678	13,133,737
Raízen Combustíveis
Fuels	84,031,837	72,789,148	68,143,047
Other	1,172,254	—	—

	85,204,091	72,789,148	68,143,047
Comgás
Industrial	4,411,737	3,494,396	3,640,921
Residential	986,073	849,723	793,335
Commercial	387,069	320,049	238,390
Cogeneration	315,925	229,716	216,032
Automotive	262,813	224,203	205,986
Thermogeneration	—	—	116,419
Construction revenue	415,753	351,193	339,025
Other	60,641	68,577	107,138

	6,840,011	5,537,857	5,657,246
Moove
Finished goods	3,096,658	1,876,935	1,642,899
Basic oil	317,878	220,515	219,092
Services	35,413	32,072	21,683

	3,449,949	2,129,522	1,883,674
Logistic
North operations	4,913,436	4,439,766	3,651,455
South operations	1,412,300	1,283,085	1,097,700
Container operations	259,200	223,498	265,400

	6,584,936	5,946,349	5,014,555
Reconciliation
Cosan Corporate	9,165	3,441	873

Deconsolidated of joint ventures and eliminations	(105,042,765)	(85,976,532)	(81,314,993)

Total	16,843,933	13,582,463	12,518,139

Summary of Information on Geographical Area
4.2	Information on geographical area

	Net sales			Non-current assets
	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2018	December 31, 2017
Brazil	14,729,253	12,988,974	11,837,757	3,345,639	4,009,212
Europe(i)	1,836,739	538,148	576,662	451,039	287,933
Latin America(ii)	157,287	52,932	74,746	22,866	—
North America	55,549	14	7,247	107,352	—
Asia and Other	65,105	2,395	21,727	—	—

Total	16,843,933	13,582,463	12,518,139	3,926,896	4,297,145